FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 12, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Sep. 01, 2023 EUR (€)
IfrsStatementLineItems [Line Items]
Impairment analysis						$ 607
Decreasing the carrying value						806
Notes receivable	$ 614
Unrealized gain						39
Increasing carrying value						653
Impairment of convertible note						211
Decreasing impairment carrying value						442
Unrealized loss through OCI		$ 13		$ 12
Converted to foreign exchange transaction amount | €							€ 20
Share price percentage							15.00%
Deferred purchase price payable				8,538
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Deferred purchase price payable				7,949		7,179
Tarus [Member]
IfrsStatementLineItems [Line Items]
Loss on decrease in fair value of the liability		85	$ 16	770	$ 16
I O X [Member]
IfrsStatementLineItems [Line Items]
Loss on decrease in fair value of the liability		28	$ 54	454	$ 54
Deferred obligation amount		$ 4,580		$ 4,580		$ 4,126